Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Deferred taxes variation	R$ 23,314	R$ (6,025)
Foreign exchange variation on deferred tax balances fro foreign subsidiaries		(330)
Deferred tax from Sirena tax loss carryforwards		(1,393)
Deferred tax from Sirena’s customer portofio and digital platform		16,228
Deferred tax profit or loss	R$ 23,314	R$ 8,480